KEY MANAGEMENT PERSONNEL COMPENSATION	6 Months Ended
Dec. 31, 2025
KEY MANAGEMENT PERSONNEL COMPENSATION
KEY MANAGEMENT PERSONNEL COMPENSATION

16.   KEY MANAGEMENT PERSONNEL COMPENSATION

The compensation of directors and other members of key management personnel, including social contributions and other benefits, were as follows for the period ended December 31, 2025, and 2024.

	12/31/2025	12/31/2024
Salaries, social security and other benefits	1,072,934	1,356,493
Share-based incentives	—	480,450
Total	1,072,934	1,836,943